BASIS OF PRESENTATION AND ORGANIZATION	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND ORGANIZATION

NOTE 1 — BASIS OF PRESENTATION AND ORGANIZATION

Dolphin Entertainment, Inc., a Florida corporation (the “Company,” “Dolphin,” “we,” “us” or “our”), is a leading independent entertainment marketing and premium content development company. Through its acquisitions of 42West LLC (“42West”), The Door Marketing Group, LLC (“The Door”), Shore Fire Media, Ltd (“Shore Fire”), Viewpoint Computer Animation Incorporated (“Viewpoint”), Be Social Public Relations, LLC (“Be Social”) and B/HI Communications, Inc. (“B/HI”), the Company provides expert strategic marketing and publicity services throughout the United States of America (“U.S.”) to all of the major film studios and many of the leading independent and digital content providers, A-list celebrity talent, including actors, directors, producers, celebrity chefs, social media influencers and recording artists. The Company also provides strategic marketing publicity services and creative brand strategies for prime hotel and restaurant groups and consumer brands throughout the U.S. The strategic acquisitions of 42West, The Door, Shore Fire, Viewpoint, Be Social and B/HI bring together premium marketing services, including digital and social media marketing capabilities, with premium content production, creating significant opportunities to serve respective constituents more strategically and to grow and diversify the Company’s business. Dolphin’s content production business is a long established, leading independent producer, committed to distributing premium, best-in-class film and digital entertainment. Dolphin produces original feature films and digital programming primarily aimed at family and young adult markets.

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”) include the accounts of Dolphin, and all of its wholly owned subsidiaries, comprising Dolphin Films, Inc. (“Dolphin Films”), Dolphin SB Productions LLC, Dolphin Max Steel Holdings, LLC, Dolphin JB Believe Financing, LLC, Dolphin JOAT Productions, LLC, 42West, The Door, Viewpoint, Shore Fire, Be Social and B/HI. All significant intercompany balances and transactions have been eliminated in consolidation. The Company applies the equity method of accounting for its investments in entities for which it does not have a controlling financial interest, but over which it has the ability to exert significant influence.

On September 24, 2021, the Company filed an amendment to its Amended and Restated Articles of Incorporation with the Secretary of the State of Florida to increase its authorized shares of common stock to 200,000,000 from 40,000,000 as adopted by the shareholders of the Company on September 23, 2021.

On November 23, 2020, the Company filed an amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Florida to effect a 1-for-5 reverse stock split (the “Reverse Stock Split”) of the authorized, issued and outstanding shares of the Common Stock. The Reverse Stock Split was effective as of 12:01 a.m. (Eastern Time) on November 27, 2020 (the “Effective Time”). At the Effective Time, the number of authorized shares of Common Stock was reduced from 200,000,000 shares to 40,000,000. The par value per share of Common Stock remains unchanged. As a result, each shareholder’s percentage ownership interest in the Company and proportional voting power remained unchanged. Any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share of Common Stock. All references to Common Stock or common stock price in these condensed consolidated financial statements have been retroactively adjusted to reflect the Reverse Stock Split.

Impact of COVID-19

On March 11, 2020, the World Health Organization categorized a novel coronavirus (“COVID-19”) as a pandemic, and it has spread throughout the U.S. The pandemic has had and continues to have a significant effect on economic conditions in the United States, and continues to cause significant uncertainties in the U.S. and global economies.

The extent to which the COVID-19 pandemic affects our business, operations and financial results depends, and will continue to depend, on numerous evolving factors that we may not be able to accurately predict.

One of our subsidiaries operates in the food and hospitality sector, which was negatively impacted by the orders to either suspend or reduce operations of restaurants and hotels. Similarly, another subsidiary represents talent, such as actors, directors and producers, and revenues from these clients was negatively impacted by the suspension of content production. The television and streaming consumption around the globe has increased since the outbreak of COVID-19, as well as the demand for consumer products. Revenues from the marketing of these shows and products somewhat offset the decrease in revenue from the sectors discussed above.

In April 2020, the Company and its subsidiaries received five separate unsecured loans for an aggregate amount of $2.8 million (the “PPP Loans”) under the Paycheck Protection Program (the “PPP”) which was established under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Through our acquisition of Be Social, the Company assumed a PPP Loan of $0.3 million. Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments and covered utilities during the measurement period beginning on the date of first disbursement of the PPP Loans. For purposes of the CARES Act, payroll costs exclude compensation of an individual employee in excess of $100,000, prorated annually. Not more than 40% of the forgiven amount can be attributable to non-payroll costs. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of the PPP Loans based on its adherence to the forgiveness criteria. Throughout 2021, the Company and its subsidiaries applied for and received forgiveness of all PPP Loans received, which in aggregate amounted to $3.1 million, and were recorded as a gain on extinguishment in the consolidated statements of operations.

Depending on the extent and duration of the pandemic and the related economic impacts, COVID-19 may continue to impact our business and financial results, as well as significant judgements and estimates, including those related to goodwill and other asset impairments and allowances for doubtful accounts.